Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2021
Prepayments Other Receivables And Other Assets [Abstract]
Prepayments, other receivables and other assets
17. Prepayments, other receivables and other assets

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Non-current
Prepayments	213	—
Deposits	94,858	95,328
Other receivables	146	48

Total	95,217	95,376

Current
Prepayments	29,368	22,146
Deposits	244	89
Loan receivable	—	3,000
Other receivables	4,489	3,288

Total	34,101	28,523

A loan receivable as at December 31, 2020
was
 unsecured, interest-free and repayable within one year.
As at December 31, 2021, assets recognised from the costs incurred to obtain a contract was RMB353,000 and was included in prepayments (2020: Nil).
No impairment losses were recorded for the above assets as they were neither past due nor impaired. The financial assets included in the above balances relate to deposits and receivables for which there was no recent history of default. The loss allowance was assessed to be minimal because the deposits and other receivables are not past due.
The movements in allowance for ECLs are as follows:

	2021		2020
	RMB’000		RMB’000

At the beginning of the year	—		(806)
Impairment losses, net	—	*	(257)
Amount written off as uncollectible	—		1,063

At the end of the year	—	*	— *

*	Less than RMB 1,000